United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares, Principal, Notional or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—36.7%
		Automotive—1.0%
$550,000	[1,2]	Metalsa SA de CV, Series 144A, 4.90%, 4/24/2023	$514,250
650,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	681,590
		TOTAL	1,195,840
		Banking—9.2%
630,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	739,097
MXN 8,000,000		Depfa Bank plc, Sr. Unsecd. Note, Series EMTN, 0.00%, 6/15/2015	523,008
$1,082,000	[1,2]	Export Credit Bank of Turkey, Series 144A, 5.00%, 9/23/2021	1,099,238
550,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	563,200
500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	518,750
800,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	836,200
430,000	[1,2]	Russia Agric Bk (Rshb), Series 144A, 5.10%, 7/25/2018	373,025
845,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	849,563
300,000	[1,2]	Turkiye Is Bankasi (Isbank), Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2020	304,125
1,600,000		Vnesheconombank (VEB), Series REGS, 5.375%, 2/13/2017	1,498,000
2,000,000		VTB Bank OJSC, Series REGS, 6.00%, 4/12/2017	1,866,784
1,700,000		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	1,699,589
		TOTAL	10,870,579
		Beverage & Tobacco—0.2%
350,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	281,750
		Building Materials—0.2%
215,000	[1,2]	Magnesita Refractories Co., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	209,088
		Chemicals & Plastics—1.7%
1,100,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,247,400
850,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	821,440
		TOTAL	2,068,840
		Food & Beverage—0.4%
400,000		JBS Finance II Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 1/29/2018	421,000
		Food Products—0.7%
750,000	[1,2]	Gruma SAB de CV, Sr. Unsecd. Note, Series 144A, 4.875%, 12/1/2024	794,063
		Metals & Mining—4.3%
700,000		Abja Investment Co., 5.95%, 7/31/2024	714,088
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	93,090
790,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	873,859
1,000,000		China Hongqiao Group, Series REGS, 7.625%, 6/26/2017	1,018,830
1,100,000		Metinvest BV, Sr. Unsecd. Note, Series REGS, 8.75%, 2/14/2018	412,720
765,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	713,913
878,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	782,737
500,000	[1,2]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 9/26/2024	482,500
		TOTAL	5,091,737
		Oil & Gas—8.0%
500,000		Afren PLC, Series REGS, 11.50%, 2/1/2016	213,850
420,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	216,300
1,500,000		Edc Finance Ltd., Series REGS, 4.875%, 4/17/2020	1,200,000

Shares, Principal, Notional or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$600,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	$540,000
600,000		Kazmunaygas National Co., Sr. Unsecd. Note, Series REGS, 9.125%, 7/2/2018	664,050
600,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 1/19/2025	396,180
400,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	264,120
1,600,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.50%, 1/23/2026	1,638,400
1,300,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 5.625%, 1/23/2046	1,336,400
625,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	622,812
1,300,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	1,310,530
1,053,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	1,076,166
		TOTAL	9,478,808
		Real Estate—0.6%
300,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	318,750
GBP 250,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	390,286
		TOTAL	709,036
		Retailers—0.6%
$677,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	687,155
		State/Provincial—3.6%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,131,112
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	1,717,000
1,400,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,365,000
		TOTAL	4,213,112
		Telecommunications & Cellular—1.5%
880,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	717,376
EUR 950,000		Vivacom, Series REGS, 6.625%, 11/15/2018	1,091,306
		TOTAL	1,808,682
		Transportation—0.5%
$600,000	[1,2]	Global Liman Isletmeleri SA, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	534,750
		Utilities—4.2%
EUR 1,750,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	1,939,625
$200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	203,000
350,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 5/25/2029	350,263
600,000	[1,2]	Eskom Holdings Ltd., Sr. Unsecd. Note, Series 144A, 7.125%, 2/11/2025	626,538
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	390,477
900,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	936,000
550,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 8/4/2019	476,575
		TOTAL	4,922,478
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,083,821)	43,286,918
		FLOATING RATE LOANS—0.1%
		Farming & Agriculture—0.1%
651,346	[3]	Carolbrl, 0.255%, 12/31/2017 (IDENTIFIED COST $641,607)	130,595
		FOREIGN GOVERNMENTS/AGENCIES—53.2%
		Sovereign—53.2%
1,200,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	1,229,400
700,000		Armenia, Government of, 6.00%, 9/30/2020	679,000
400,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.75%, 1/30/2025	407,000

Shares, Principal, Notional or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$850,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	$680,000
2,300,000		Brazil, Government of, 4.25%, 1/7/2025	2,228,125
200,000		Costa Rica, Government of, 4.25%, 1/26/2023	190,750
700,000		Costa Rica, Government of, 4.375%, 4/30/2025	651,000
600,000		Dominican Republic, Government of, 6.60%, 1/28/2024	666,000
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	338,250
1,285,000		Egypt, Government of, Note, 6.875%, 4/30/2040	1,283,329
995,000	[1,2]	El Salvador, Government of, Series 144A, 6.375%, 1/18/2027	1,011,169
50,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	49,500
480,000	[1,2]	Federal Rep of Ethiopia, Series 144A, 6.625%, 12/11/2024	477,600
700,000		Gabonese Republic, 6.375%, 12/12/2024	672,000
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	400,432
700,000		Ghana, Government of, Unsecd. Note, 8.125%, 1/18/2026	679,350
1,055,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	1,108,067
200,000		Honduras, Government of, 8.75%, 12/16/2020	221,250
IDR 13,700,000,000		Indonesia, Government of, Sr. Unsecd. Note, 7.875%, 4/15/2019	1,102,360
$1,000,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,037,500
350,000		Kenya, Government of, 6.875%, 6/24/2024	367,850
2,015,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	2,117,765
700,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	661,325
300,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	291,750
BRL 26,750		Nota Do Tesouro Nacional, 10.00%, 1/1/2021	8,715,934
29,932		Nota Do Tesouro Nacional, 10.00%, 1/1/2025	9,416,062
$320,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	325,600
800,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 4/15/2024	818,160
700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	701,750
1,100,000		Paraguay, Government of, 4.625%, 1/25/2023	1,142,625
PEN 7,500,000	[1,2]	Peru, Government of, Sr. Unsecd. Note, Series 144A, 5.70%, 8/12/2024	2,454,353
$950,000	[1,2]	Republic of Ivory Coast, Series 144A, 5.375%, 7/23/2024	905,825
400,000	[1,2]	Republic of Ivory Coast, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	395,600
RUB 180,000,000		Russia, Government of, 7.50%, 2/27/2019	2,351,052
90,000,000		Russia, Government of, Unsecd. Note, 7.40%, 4/19/2017	1,285,047
$1,400,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 7/30/2024	1,400,147
ZAR 7,300,000		South Africa, Government of, 8.00%,12/21/2018	648,374
$600,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	619,500
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	510,000
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	677,625
TRY 4,800,000		Turkey, Government of, 10.50%, 1/15/2020	2,095,109
5,500,000		Turkey, Government of, 10.70%, 2/24/2016	2,230,737
14,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	5,650,337
$1,250,000		Ukraine, Government of, Sr. Unsecd. Note, 7.50%, 4/17/2023	525,000
2,800,000		Venezuela, Government of, 9.375%, 1/13/2034	1,078,000
1,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	360,000
		TOTAL FOREIGN GOVERNMENTS / AGENCIES (IDENTIFIED COST $66,947,357)	62,857,609
		U.S. TREASURY—7.0%
8,300,000		United States Treasury Note, 0.375%, 6/15/2015 (IDENTIFIED COST $8,309,668)	8,307,493

Shares, Principal, Notional or Foreign Currency Par Amount			Value in U.S. Dollars
		PURCHASED CALL SWAPTIONS—0.1%
$14,000,000		Barclays Capital. Inc., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 8/11/2015	$15,145
14,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 10/8/2015	32,224
6,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.90%, Expiration Date 7/1/2015	2,139
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 3.00%, Expiration Date 7/16/15	9,110
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $318,510)	58,618
		EXCHANGE-TRADED FUNDS—1.1%
20,000		iShares MSCI Brazil	707,600
40,000		iShares MSCI Taiwan	639,600
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $1,343,141)	1,347,200
		INVESTMENT COMPANY—3.3%
3,838,837	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	3,838,837
		TOTAL INVESTMENTS—101.5% (IDENTIFIED COST $126,482,941)[6]	119,827,270
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[7]	(1,718,122)
		TOTAL NET ASSETS—100%	$118,109,148
At February 28, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8E-mini S&P 500 Long Futures	30	$3,154,125	March 2015	$(7,973)
[8]German Stock Index Long Futures	10	$3,184,939	March 2015	$66,436
[8]The Tokyo Price Index Long Futures	10	$1,275,235	March 2015	$103,394
[8]United States Treasury Notes 10-Year Short Futures	53	$6,773,234	June 2015	$8,162
[8]Unites States Treasury Long Futures	147	$23,791,031	June 2015	$193,830
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$363,849
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,629,186 and $23,375,318, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2015[9]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	Class Government of Russia Bond	Sell	1.00%	3/20/2020	4.97%	$6,100,000	$(982,076)	$(1,203,111)	$221,035
Bank of America	Class Government of Turkey Bond	Buy	1.00%	3/20/2020	2.07%	$3,500,000	$166,514	$170,157	$(3,643)
Barclays	Class Government of Ukraine Bond	Buy	5.00%	3/20/2020	60.71%	$3,455,000	$2,151,697	$1,903,138	$248,559
Barclays	Class Government of Venezuela Bond	Buy	5.00%	3/20/2020	56.52%	$600,000	$377,126	$373,500	$3,626
Bank of America	Series 22, CDX Index EM	Sell	1.00%	12/20/2019	8.32%	$55,200,000	$(6,364,267)	$(6,605,500)	$241,233
TOTAL CREDIT DEFAULT SWAPS							$(4,651,006)	$(5,361,816)	$710,810

Interest Rate Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Bank of America	Brazil Cetip Interbank	Pay	11.77%	1/4/2021	110,000,000 BRL	$(18,111)	$(18,111)
Bank of America	3M JIBA LIBOR	Pay	7.20%	1/21/2025	30,000,000 ZAR	$(52,175)	$(52,175)
Bank of America	3M JIBA LIBOR	Pay	7.00%	1/28/2025	125,000,000 ZAR	$(94,949)	$(94,949)
Bank of America	3M JIBA LIBOR	Pay	7.17%	1/21/2025	49,000,000 ZAR	$(91,831)	$(91,831)
Bank of America	Brazil Cetip Interbank	Pay	13.22%	7/1/2016	11,389,651 BRL	$14,914	$14,914
JPMorgan	3M US LIBOR	Receive	1.41%	2/5/2020	$15,000,000	$157,044	$157,044
Morgan Stanley	3M US LIBOR	Receive	1.36%	2/4/2020	$25,000,000	$322,068	$322,068
TOTAL INTEREST RATE SWAPS						$236,960	$236,960
The average notional amount of credit default swap contracts and the average value of interest rate swap contracts held by the Fund throughout the period was $48,003,750 and $167,145, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/3/2015	Citibank	7,700,000 PEN	$2,489,010	$80
3/3/2015	JPMorgan	6,425,000 BRL	$2,239,925	$21,075
3/3/2015	JPMorgan	81,400,000 RUB	$1,173,756	$145,044
3/3/2015	JPMorgan	81,000,000 RUB	$1,161,632	$150,688
3/3/2015	JPMorgan	79,600,000 RUB	$1,182,500	$107,137
3/3/2015	Morgan Stanley	43,915,000 BRL	$15,296,064	$157,916
3/3/2015	Morgan Stanley	6,600,000 BRL	$2,329,686	$(7,102)
3/3/2015	Morgan Stanley	3,235,000 BRL	$1,183,421	$(45,003)
3/3/2015	Morgan Stanley	950,000 BRL	$331,160	$3,151
3/4/2015	BNP Paribas	2,810,000,000 COP	$1,168,399	$(44,868)
3/4/2015	HSBC	3,688,950 TRY	$1,499,878	$(31,025)
3/4/2015	HSBC	2,865,000 TRY	$1,182,418	$(41,643)
3/4/2015	JPMorgan	3,070,000 TRY	$1,286,942	$(64,540)
3/4/2015	JPMorgan	2,880,000 TRY	$1,158,022	$(11,274)
3/9/2015	JPMorgan	17,160,488 ZAR	$1,500,000	$(31,557)
3/9/2015	JPMorgan	12,339,513 ZAR	$1,040,953	$14,954
3/11/2015	JPMorgan	950,000,000 HUF	3,072,598 EUR	$69,731
3/11/2015	JPMorgan	6,811,957 PLN	1,619,432 EUR	$24,338
3/11/2015	JPMorgan	1,788,043 PLN	426,355 EUR	$4,960
3/13/2015	BNP Paribas	415,000,000 HUF	$1,534,650	$(2,039)
3/19/2015	Bank of America	3,130,000,000 COP	$1,287,007	$(37,539)
3/19/2015	Bank of America	1,540,000,000 COP	$659,670	$(44,916)
3/19/2015	Bank of America	1,535,000,000 COP	$650,699	$(37,941)
4/2/2015	Bank of America	3,935,000,000 KRW	$3,565,927	$14,176
4/13/2015	JPMorgan	9,332,700 CNY	$1,496,152	$(15,371)
4/20/2015	Barclays	3,760,000,000 KRW	$3,476,331	$(57,871)
4/22/2015	Bank of America	64,000,000 MXN	$4,268,488	$2,913
4/22/2015	Bank of America	51,900,000 MXN	$3,539,401	$(75,561)
4/22/2015	Bank of America	33,800,000 MXN	$2,326,382	$(70,548)
4/22/2015	BNP Paribas	5,800,000,000 COP	$2,363,247	$(55,746)
4/22/2015	BNP Paribas	5,600,000,000 COP	$2,333,333	$(105,401)
4/22/2015	BNP Paribas	278,300,000 JPY	$2,369,943	$(41,737)
4/22/2015	BNP Paribas	140,000,000 JPY	$1,188,102	$(16,888)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
4/22/2015	JPMorgan	14,030,000 ZAR	$1,196,604	$(4,745)
4/22/2015	JPMorgan	13,850,000 ZAR	$1,166,764	$9,804
4/22/2015	Morgan Stanley	110,500,000 TWD	$3,499,604	$19,542
4/27/2015	Bank of America	1,480,000,000 CLP	$2,353,315	$33,494
5/4/2015	BNP Paribas	10,200,000,000 COP	$4,196,667	$(143,351)
5/4/2015	BNP Paribas	5,880,000,000 COP	$2,347,540	$(10,922)
5/4/2015	BNP Paribas	5,510,000,000 COP	$2,309,546	$(119,960)
5/4/2015	BNP Paribas	$2,300,000	1,469,125,000 CLP	$(67,811)
5/4/2015	JPMorgan	111,706,000 TWD	$3,568,312	$(10,494)
5/5/2015	JPMorgan	118,892,500 RUB	$1,840,584	$35,876
5/5/2015	JPMorgan	76,000,000 RUB	$1,153,788	$45,707
5/11/2015	Bank of America	212,000,000 JPY	$1,787,913	$(13,953)
5/11/2015	Bank of America	210,000,000 JPY	$1,765,863	$(8,639)
5/11/2015	BNP Paribas	3,780,000 EUR	$4,288,383	$(54,540)
5/13/2015	BNP Paribas	148,000,000 RUB	$2,301,532	$28,146
5/13/2015	BNP Paribas	27,200,000 RUB	$419,915	$8,242
5/18/2015	Citibank	145,000,000 INR	$2,300,857	$2,852
5/18/2015	Morgan Stanley	8,300,000 MYR	$2,316,171	$(29,292)
5/26/2015	Bank of America	35,450,000 MXN	$2,359,872	$1,274
6/23/2015	Barclays	27,185,000 CNY	$4,350,992	$(66,237)
6/23/2015	Barclays	18,000,000 CNY	$2,886,929	$(49,864)
Contracts Sold:
3/3/2015	Citibank	7,700,000 PEN	$2,592,593	$104,903
3/3/2015	JPMorgan	3,275,000 BRL	$1,172,532	$20,038
3/3/2015	JPMorgan	3,150,000 BRL	$1,203,944	$95,438
3/3/2015	JPMorgan	180,000,000 RUB	$2,682,164	$(234,102)
3/3/2015	Morgan Stanley	51,400,000 BRL	$17,793,471	$(294,530)
3/3/2015	Morgan Stanley	3,300,000 BRL	$1,167,315	$6,023
3/4/2015	BNP Paribas	2,810,000,000 COP	$1,151,168	$27,637
3/4/2015	HSBC	5,950,000 TRY	$2,390,903	$21,753
3/4/2015	JPMorgan	15,000,000 TRY	$6,357,010	$384,363
3/4/2015	JPMorgan	5,975,000 TRY	$2,620,384	$241,280
3/4/2015	JPMorgan	5,700,000 TRY	$2,377,007	$107,401
3/4/2015	JPMorgan	3,165,000 TRY	$1,328,371	$68,142
3/4/2015	JPMorgan	2,450,000 TRY	$996,468	$20,935
3/9/2015	JPMorgan	16,000,000 ZAR	$1,384,781	$15,642
3/9/2015	JPMorgan	13,500,000 ZAR	$1,155,871	$660
3/11/2015	Bank of America	8,600,000 PLN	2,047,522 EUR	$(27,356)
3/11/2015	JPMorgan	950,000,000 HUF	3,077,222 EUR	$(64,556)
3/13/2015	BNP Paribas	415,000,000 HUF	$1,542,894	$10,283
3/19/2015	Bank of America	3,130,000,000 COP	$1,298,217	$48,749
3/19/2015	Bank of America	1,540,000,000 COP	$638,739	$23,985
3/19/2015	Bank of America	1,535,000,000 COP	$636,665	$23,907
4/2/2015	Bank of America	2,610,000,000 KRW	$2,356,659	$(17,945)
4/2/2015	Bank of America	1,325,000,000 KRW	$1,203,889	$(1,609)
4/2/2015	JPMorgan	15,080,000,000 IDR	$1,180,338	$20,490
4/2/2015	Morgan Stanley	44,300,000 BRL	$15,281,131	$(152,555)
4/13/2015	BNY Mellon	9,332,700 CNY	$1,500,000	$19,219
4/20/2015	Barclays	3,760,000,000 KRW	$3,442,908	$24,448
4/22/2015	Bank of America	43,000,000 MXN	$2,911,898	$42,050

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
4/22/2015	Bank of America	42,100,000 MXN	$2,827,344	$17,563
4/22/2015	Bank of America	31,901,500 MXN	$2,127,973	$(1,154)
4/22/2015	Bank of America	17,762,000 MXN	$1,186,982	$1,535
4/22/2015	Bank of America	14,936,500 MXN	$1,000,000	$3,128
4/22/2015	BNP Paribas	5,800,000,000 COP	$2,409,889	$102,388
4/22/2015	BNP Paribas	5,600,000,000 COP	$2,326,789	$98,857
4/22/2015	BNP Paribas	278,300,000 JPY	$2,349,267	$21,061
4/22/2015	BNP Paribas	140,000,000 JPY	$1,188,065	$16,851
4/22/2015	JPMorgan	14,030,000 ZAR	$1,188,129	$(3,730)
4/22/2015	JPMorgan	7,700,000 ZAR	$652,545	$(1,576)
4/22/2015	Morgan Stanley	110,500,000 TWD	$3,487,455	$(31,691)
4/27/2015	Bank of America	1,480,000,000 CLP	$2,343,812	$(42,997)
5/4/2015	BNP Paribas	6,650,000,000 COP	$2,725,968	$83,365
5/4/2015	BNP Paribas	5,920,000,000 COP	$2,394,192	$41,679
5/4/2015	BNP Paribas	3,140,000,000 COP	$1,278,762	$30,976
5/4/2015	BNP Paribas	$2,300,000	1,457,625,000 CLP	$49,276
5/4/2015	JPMorgan	74,500,000 TWD	$2,346,457	$(26,356)
5/4/2015	JPMorgan	37,206,000 TWD	$1,178,823	$(6,182)
5/5/2015	JPMorgan	194,892,500 RUB	$2,713,605	$(362,350)
5/11/2015	Bank of America	422,000,000 JPY	$3,573,757	$42,573
5/11/2015	BNP Paribas	5,270,000 EUR	$5,946,405	$43,666
5/11/2015	BNP Paribas	3,550,000 EUR	$4,015,902	$39,674
5/11/2015	BNP Paribas	3,120,000 EUR	$3,550,872	$56,272
5/11/2015	BNP Paribas	3,040,000 EUR	$3,452,680	$47,685
5/11/2015	BNP Paribas	2,075,000 EUR	$2,382,411	$58,278
5/13/2015	BNP Paribas	324,000,000 RUB	$4,751,430	$(348,675)
5/18/2015	Morgan Stanley	8,300,000 MYR	$2,258,503	$(28,376)
5/26/2015	Citibank	260,000 GBP	$400,490	$(666)
6/3/2015	Citibank	7,700,000 PEN	$2,447,942	$(2,756)
6/15/2015	Citibank	8,000,000 MXN	$594,729	$62,607
6/23/2015	Barclays	45,185,000 CNY	$7,267,390	$145,570
8/3/2015	Morgan Stanley	14,977,200 CNY	$2,378,844	$26,157
2/3/2016	JPMorgan	15,300,000 CNY	$2,389,318	$20,582
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$170,649
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,474,121 and $5,948,878, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of written options and purchased options held by the Fund throughout the period was $172,187 and $169,619, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $28,760,295, which represented 24.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $28,760,295, which represented 24.4% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.

5	7-day net yield.
6	At February 28, 2015, the cost of investments for federal tax purposes was $126,368,938. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; and (d) outstanding foreign currency commitments was $6,541,668. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,197,520 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,739,188.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivatives contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$43,286,918	$—	$43,286,918
Floating Rate Loan	—	—	130,595	130,595
Foreign Governments/Agencies	—	62,857,609	—	62,857,609
U.S. Treasury	—	8,307,493	—	8,307,493
Purchased Call Swaptions	—	58,618	—	58,618
Exchange-Traded Funds	1,347,200	—	—	1,347,200
Investment Company	3,838,837	—	—	3,838,837
TOTAL SECURITIES	$5,186,037	$114,510,638	$130,595	$119,827,270
OTHER FINANCIAL INSTRUMENTS*	$363,849	$(4,243,397)	$—	$(3,879,548)
*	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—China Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro
GBP	—Great Britain Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Neuvo Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
10
Federated International Leaders Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—83.8%
		France—15.1%
464,000		Accor SA	$24,313,243
844,841		AXA	21,451,447
1,293,266		BNP Paribas SA	75,385,763
1,309,508		Edenred	35,726,377
282,838		Pernod-Ricard SA	33,534,037
215,128		Kering	43,814,257
2,763,509		Tf1 - Tv Francaise	47,701,625
		TOTAL	281,926,749
		Germany—12.0%
321,488		Bayerische Motoren Werke AG	40,652,788
459,286		Daimler AG	44,462,783
641,829		Heidelberger Zement AG	51,088,043
3,217,520	[1]	Kloeckner & Co. AG	33,463,475
597,665		Rheinmetall Berlin AG	30,290,557
337,597		SAP AG	23,740,063
		TOTAL	223,697,709
		Hong Kong—4.9%
3,754,040		Dah Sing Financial Group	21,950,761
6,684,900		Hang Lung Properties Ltd.	18,919,203
2,234,804		HSBC Holdings PLC	20,098,195
893,289		HSBC Holdings PLC	7,961,585
1,460,961		Sun Hung Kai Properties	22,849,296
		TOTAL	91,779,040
		Ireland—5.2%
2,021,088		CRH PLC	57,254,585
1,053,303		Grafton Group PLC	12,196,089
406,900		Ingersoll-Rand PLC, Class A	27,339,611
		TOTAL	96,790,285
		Italy—6.8%
13,261,454		Intesa Sanpaolo SpA	44,283,005
4,162,500		Prada Holding SpA	25,009,993
8,719,411		Unicredit SpA	58,007,764
		TOTAL	127,300,762
		Japan—0.9%
525,800		Honda Motor Co., Ltd.	17,359,641
		Mexico—0.4%
56,900		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	7,819,767
		Netherlands—3.8%
346,705		Akzo Nobel NV	25,761,746
2,576,842		CNH Industrial NV	21,338,635
795,097		Koninklijke Philips NV	23,818,566
		TOTAL	70,918,947
		Singapore—1.4%
931,000		City Developments Ltd.	6,988,392
861,631		DBS Group Holdings Ltd.	12,372,689
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—continued
341,427		United Overseas Bank Ltd.	$5,779,595
		TOTAL	25,140,676
		South Korea—1.8%
27,259		Samsung Electronics Co. Ltd.	33,702,759
		Spain—2.3%
5,846,240		Banco Santander, SA	42,740,187
		Sweden—1.8%
416,800		Assa Abloy AB, Class B	25,021,999
638,550		Volvo AB, Class B	7,705,185
		TOTAL	32,727,184
		Switzerland—12.2%
375,884		Adecco SA	29,570,777
199,729		Compagnie Financiere Richemont SA	17,598,192
2,781,522		Credit Suisse Group AG	67,893,237
10,767		Givaudan SA	20,679,055
980,710		Julius Baer Group Ltd.	45,273,034
255,488		Nestle SA	19,938,435
60,517		Swatch Group AG, Class B	27,581,304
		TOTAL	228,534,034
		United Kingdom—15.2%
1,419,811		Diageo PLC	42,425,767
1,048,451		Imperial Tobacco Group PLC	51,683,634
340,807		InterContinental Hotels Group PLC	13,943,133
712,990		Invesco Ltd.	28,712,107
6,726,256		Michael Page International PLC	52,129,444
211,586		Schroders PLC	10,044,725
161,869		Signet Jewelers Ltd.	19,404,856
584,401		Wolseley PLC	35,827,526
1,264,442		WPP PLC	29,964,931
		TOTAL	284,136,123
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,339,943,093)	1,564,573,863
		INVESTMENT COMPANY—15.4%
286,637,958	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	286,637,958
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $1,626,581,051)[4]	1,851,211,821
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	15,081,196
		TOTAL NET ASSETS—100%	$1,866,293,017
2

At February 28, 2015, the Fund had the following open future contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]The Tokyo Price Index Futures	1,948	$248,415,799	March 2015	$14,195,363
The average notional value of futures contracts held by the fund throughout the period was $235,853,765. This is based on amounts held as of each month-end throughout the three-month period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/2/2015	BNY Mellon	15,828,836 HKD	$2,041,154	$(251)
4/23/2015	Barclays	$95,000,000	83,546,597 EUR	$1,444,036
4/23/2015	Barclays	$50,000,000	43,897,771 EUR	$843,021
Contracts Sold:
3/2/2015	BNY Mellon	10,410,840 JPY	$87,457	$428
3/2/2015	BNY Mellon	38,960,000 JPY	$325,684	$—
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,287,234
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,173 and $797,852, respectively. This is based on the amounts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At February 28, 2015, the cost of investments for federal tax purposes was $1,626,581,051. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $224,630,770. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $282,820,441 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,189,671.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$28,712,107	$—	$—	$28,712,107
International	1,535,861,756	—	—	1,535,861,756
Investment Company	286,637,958	—	—	286,637,958
TOTAL SECURITIES	$1,851,211,821	$—	$—	$1,851,211,821
OTHER FINANCIAL INSTRUMENTS*	$14,195,540	$2,287,057	$—	$16,482,597
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
5
Federated International Small-Mid Company Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.1%
		Belgium—0.7%
18,394		UCB SA	$1,406,895
		Bermuda—2.1%
22,700	[1]	Arch Capital Group Ltd.	1,342,933
600,000		Haier Electronics Group	1,582,043
1,200,000	[1]	PAX Global Technology Ltd.	1,095,439
		TOTAL	4,020,415
		Canada—2.9%
80,400		Canadian Western Bank	1,868,990
26,285		Dollarama, Inc.	1,314,565
102,776		Hudson's Bay Co.	2,310,219
		TOTAL	5,493,774
		Cayman Islands—1.8%
2,500,000		China Zhengtong Auto Service Holdings Ltd.	1,315,145
2,040,000		Nexteer Automotive Group Ltd.	2,051,626
		TOTAL	3,366,771
		China—3.2%
1,008,000		Brilliance China Automotive Holdings Ltd.	1,980,701
2,000,000		CT Environmental Group LTD	2,013,977
200,000		SouFun Holdings Ltd., ADR	1,368,000
950,000	[1]	Sound Global Ltd.	809,652
		TOTAL	6,172,330
		Denmark—2.1%
43,382		Pandora A/S	3,958,663
		France—12.8%
30,052		Accor SA	1,574,702
72,717	[1]	Criteo SA, ADR	3,298,443
73,000		Edenred	1,991,607
32,500		Ingenico SA	3,619,799
35,000		Ipsen SA	1,778,161
54,811		JC Decaux SA	2,030,525
22,547		Publicis Groupe	1,838,589
34,000		Teleperformance	2,626,418
124,000	[1]	UbiSoft Entertainment SA	2,277,769
96,500		Zodiac SA	3,472,886
		TOTAL	24,508,899
		Germany—9.7%
382,000		Deutz AG	1,732,128
81,000	[1]	Dialog Semiconductor PLC	3,584,460
47,705		GEA Group AG	2,359,572
25,835		Heidelberger Zement AG	2,056,404
86,500		Kloeckner & Co. AG	899,634
9,868	[1]	MorphoSys AG	822,462
24,000		Osram Licht AG	1,100,602
42,268		Rheinmetall Berlin AG	2,142,206
84,525		Wire Card AG	3,900,775
		TOTAL	18,598,243
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—4.4%
3,040,000		Beijing Enterprises Water Group Ltd.	$1,889,270
1,673,000		China Everbright International Ltd.	2,329,663
4,900,000		Shun Tak Holdings	2,249,155
584,500		Techtronic Industries Co.	2,019,727
		TOTAL	8,487,815
		Ireland—2.4%
168,000		Grafton Group PLC	1,945,255
95,600		Smurfit Kappa Group PLC	2,678,259
		TOTAL	4,623,514
		Israel—2.7%
37,290	[1]	Caesar Stone SDOT Yam Ltd.	2,439,139
44,865		NICE-Systems Ltd., ADR	2,618,770
		TOTAL	5,057,909
		Italy—7.9%
355,484	[1,2,3]	Anima Holding SPA	2,020,834
154,055		Azimut Holding SPA	4,035,751
87,500		Banca Generali SPA	2,477,283
85,000		Interpump Group SPA	1,286,005
345,300		Prada SpA	2,074,703
577,563	[1]	Sorin SPA	1,861,397
62,100	[1]	Yoox SPA	1,352,327
		TOTAL	15,108,300
		Japan—15.0%
50,400		Aisin Seiki Co.	1,855,900
71,000		Chugai Pharmaceutical Co. Ltd.	2,163,386
167,000		Daifuku Co.	2,172,222
10,700		Disco Corp.	983,908
40,500		Don Quijote Holdings Co. Ltd.	3,145,204
61,000		Doutor Nichires Holdings Co. Ltd.	913,789
55,000		Horiba Ltd.	2,009,195
106,000		JSR Corp.	1,939,678
158,000		Kakaku.com, Inc.	2,620,456
72,000		Kanamoto Co. Ltd.	1,998,244
163,000		Nsk	2,270,077
300,000		Ntn Corp.	1,499,686
63,200		Shionogi and Co.	1,857,037
70,000		Tadano Ltd.	906,416
98,000		THK Co. Ltd.	2,361,011
		TOTAL	28,696,209
		Luxembourg—0.8%
95,748		SAF-Holland SA	1,470,046
		Mexico—0.7%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,346,814
		Netherlands—2.4%
62,850	[1,2,3]	Grandvision NV	1,435,826
25,547		Koninklijke DSM NV	1,426,552
62,400	[1]	NN Group NV	1,784,812
		TOTAL	4,647,190
		South Korea—2.9%
37,130		Hotel Shilla Co.	3,349,160
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
1,792		Samsung Electronics Co. Ltd.	$2,215,611
		TOTAL	5,564,771
		Switzerland—0.7%
30,586		Julius Baer Group Ltd.	1,411,958
		United Kingdom—20.6%
283,489		Aberdeen Asset Management PLC	2,050,900
292,835		Ashtead Group PLC	5,379,921
163,384		Babcock International Group PLC	2,547,633
75,026	[1]	BTG PLC	878,564
55,851		Burberry Group PLC	1,614,146
69,069		Croda International PLC	2,909,998
137,981		Essentra PLC	2,168,568
407,157		Howden Joinery Group PLC	2,916,032
51,730		InterContinental Hotels Group PLC	2,116,383
144,000		Michael Page International PLC	1,116,021
31,610		Rightmove PLC	1,478,188
60,000		Schroders PLC	2,848,409
436,500	[1]	SOCO International PLC	1,890,267
221,763		St. James's Place Capital PLC	3,245,663
150,000		Telecity Group PLC	2,142,096
70,000		Travis Perkins PLC	2,178,685
420,000	[1]	Vectura Group PLC	953,175
95,282		Wood Group (John) PLC	978,960
		TOTAL	39,413,609
		United States—2.3%
42,000	[1]	Lululemon Athletica Inc.	2,874,480
12,300	[1]	Vertex Pharmaceuticals, Inc.	1,468,989
		TOTAL	4,343,469
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,217,859)	187,697,594
		EXCHANGE-TRADED FUNDS—0.5%
		United States—0.5%
24,000		IShares MSCI Emerging Market ETF (IDENTIFIED COST $987,192)	976,560
		INVESTMENT COMPANY—1.0%
1,919,619	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	1,919,619
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $146,124,670)[6]	190,593,773
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	684,991
		TOTAL NET ASSETS—100%	$191,278,764
3

At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/2/2015	BNY Mellon	1,046,881 HKD	$134,997	$(17)
Contracts Sold:
4/23/2015	Morgan Stanley	6,170,000 EUR	$7,152,264	$243,062
4/23/2015	Morgan Stanley	10,900,000 EUR	$12,610,428	$404,545
4/23/2015	Morgan Stanley	6,030,000 EUR	$6,871,004	$118,575
3/3/2015	BNY Mellon	15,903 EUR	$17,807	$10
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$766,175
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $228 and $306,286, respectively. This is based on the amounts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $3,456,660, which represented 1.8% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $3,456,660, which represented 1.8% of total net assets.
4	Affiliated holding.
5	7-day net yield.
6	At February 28, 2015, the cost of investments for federal tax purposes was $146,124,670. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and (b) outstanding foreign currency commitments was $44,469,103. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,211,773 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,742,670.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
4

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,468,989	$—	$—	$1,468,989
International	186,228,605	—	—	186,228,605
Exchange - Traded Fund	976,560	—	—	976,560
Investment Company	1,919,619	—	—	1,919,619
TOTAL SECURITIES	$190,593,773	$—	$—	$190,593,773
OTHER FINANCIAL INSTRUMENTS*	$(7)	$766,182	$—	$766,175
*	Other financial instruments include foreign exchange contracts.
5

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
HKD	—Hong Kong Dollar
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015